Borrowings (Details) - USD ($)		12 Months Ended
		Jul. 31, 2026	Jul. 31, 2025
Debt Instrument [Line Items]
Bank borrowings		$ 366,116	$ 699,873
Aggregate fair value of borrowings		$ 4,225,990	5,472,384
Market discount rate		10.50%
Interest expenses of the borrowings		$ 77,989	$ 54,637
Weighted average interest rates		2.07%	0.91%
The Johnan Shinkin Bank [Member]
Debt Instrument [Line Items]
Bank borrowings		$ 366,116	$ 699,873
Aggregate fair value of borrowings	[1]	$ 78,493	193,632
Borrowings bear contractual interest	[1]	1.80%
Maturity date	[1]	Apr. 20, 2028
Ohkawara Co., Ltd. [Member]
Debt Instrument [Line Items]
Bank borrowings		$ 314,149	332,005
Aggregate fair value of borrowings	[1]		332,005
Borrowings bear contractual interest	[1]	2.00%
Maturity date	[1]	Aug. 31, 2026
Narumi Okazaki [Member]
Debt Instrument [Line Items]
Aggregate fair value of borrowings	[2]	$ 2,136,815
Borrowings bear contractual interest	[2]	1.65%
Maturity date		Jul. 31, 2028

[1]	As of July 31, 2025 and 2026, the Group had bank borrowings of US$699,873 and US$366,116 from The Johnan Shinkin Bank, and US$332,005 and US$314,149 from Ohkawara Co., Ltd., respectively. All of these borrowings were guaranteed by the individual significant shareholder of the Group, Narumi Okazaki.
[2]	For the year ended July 31, 2026, the Group obtained 17 individual borrowings from Narumi Okazaki for working capital purposes. As of July 31, 2025 and 2026, the aggregate fair value of these borrowings was nil and US$2,136,815, respectively. The borrowings bear contractual interest at 1.65% per annum. For initial measurement, the Group discounted the contractual cash flows using a market discount rate of 10.5% per annum to determine the fair value of the borrowings. The maturity dates, originally July 31, 2026, were extended to July 31, 2028.